Private Placement - Additional Information (Detail) - Colonnade Acquisition Corp. - USD ($)		7 Months Ended
	Aug. 25, 2020	Dec. 31, 2020
Private Placement [Line Items]
Proceeds from warrants issued		$ 6,000,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Warrants issued price per warrant	$ 11.50
Private Placement [Member] | Class A Common Stock and Public Warrants [Member]
Private Placement [Line Items]
Warrants issued price per warrant	$ 1.00
Warrants issued during the period	6,000,000
Proceeds from warrants issued	$ 6,000,000